Amortized Cost of Securities and Approximate Fair Values (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 113,704	$ 110,777	$ 91,829	$ 51,745
Gross Unrealized Gains	412	2,820	2,183	1,067
Gross Unrealized Losses	(3,184)	(242)	(21)	(201)
Fair Value	110,932	113,355	93,991	52,611
U.S. treasuries
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,496	3,493	2,492	1,000
Gross Unrealized Gains	27	54	58	30
Gross Unrealized Losses	0	0	0	0
Fair Value	3,523	3,547	2,550	1,030
Government agency securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	69,636	69,636	65,092	40,686
Gross Unrealized Gains	123	575	615	798
Gross Unrealized Losses	(939)	0	(21)	(64)
Fair Value	68,820	70,211	65,686	41,420
Obligations of state and municipal subdivisions
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	37,976	34,908	20,970	6,063
Gross Unrealized Gains	231	2,123	1,355	71
Gross Unrealized Losses	(2,175)	(217)	0	(136)
Fair Value	36,032	36,814	22,325	5,998
Corporate bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,092	2,105
Gross Unrealized Gains	0	23
Gross Unrealized Losses	(70)	(25)
Fair Value	2,022	2,103
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	504	635	3,275	3,996
Gross Unrealized Gains	31	45	155	168
Gross Unrealized Losses	0	0	0	(1)
Fair Value	$ 535	$ 680	$ 3,430	$ 4,163